Subsequent Events (Details) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended
	Aug. 01, 2026	Aug. 31, 2026	Jul. 31, 2026	May 31, 2025	Sep. 29, 2026	Sep. 30, 2026	Sep. 29, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 29, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Investment Owned, Balance, Principal Amount								$ 25,200,000			$ 25,200,000
Facility bear variable interest rate								9.00%
Aggregate outstanding balance								$ 3,669,000
Facility drew down								45,000,000
Total contract value								10,389,000	$ 8,340,000
Net proceeds amount								$ 491,934,000	$ 121,837,000
Forecast [Member]
Subsequent Event [Line Items]
Aggregate outstanding balance										$ 423,300,000
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Newly issued shares				5,186,627
Subsequent Event [Member]
Subsequent Event [Line Items]
Granted share						700,000
Weighted average exercise price, Granted						$ 15.44
Outstanding principal amount			$ 26,000,000
Risk-free interest rate			10.31%
Investment Owned, Balance, Principal Amount			$ 26,000,000
Texas for total consideration		$ 100,000,000
Additional financing facility		6,000,000
Facility drew down					$ 3,900,000
Total contract value	$ 4,700
Initial year term	16 years
Renewal option term	8 years
Repaid value					$ 2,185,000
Subsequent Event [Member] | BIT Assets Collateralized Loan [Member]
Subsequent Event [Line Items]
Additional financing facility		$ 45,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Newly issued shares							4,367,199
Net proceeds amount							$ 58,000,000